Other Employee-Related Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Employee-Related Obligations
Other employee-related liabilities, current	€ 4,205	€ 3,632
Other employee-related liabilities, non-current	546	426
Other employee-related liabilities, total	4,751	4,058
Other non-financial liabilities, current	5,648	4,818
Other non-financial liabilities, non-current	698	705
Other non-financial liabilities, total	€ 6,346	€ 5,523
% of other non-financial liabilities, current	74.00%	75.00%
% of other non-financial liabilities, non-current	78.00%	60.00%
% of other non-financial liabilities	75.00%	73.00%